INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Roll forward of investment in joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Balance at the beginning of the year	$ 1,410
Participation in the profit or loss of the period	3,188,526	$ 2,165,813	$ 2,114,108
Year-end balance	1,683	1,410
Joint ventures
Disclosure of joint ventures [line items]
Balance at the beginning of the year	1,410	2,042	4,047
Participation in the profit or loss of the period	273	(632)	(2,005)
Year-end balance	$ 1,683	$ 1,410	$ 2,042